Accrued Expense and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

NOTE 6 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	June 30, 2025	December 31, 2024
Payroll payable	$673,437	$496,766
Rent payable	153,674	81,178
Equipment payable	156,412	38,105
Software service fee	242,980	—
Other payables	171,918	116,370
Total	$1,398,421	$732,419